WESTERN ASSET TRUST, INC.
                         FULL RANGE DURATION PORTFOLIO
                             REPORT TO SHAREHOLDERS
                            FOR THE SIX MONTHS ENDED
                               DECEMBER 31, 1995

                                                     February 28, 1996


Dear Shareholder:

         Enclosed are the mid-year financial statements for the Western Asset Trust Full Range Duration Portfolio.

         Despite the changes in interest rates during this period in the fixed income, we are happy to report that once again the portfolio has outperformed the broad market, with returns (net) equaling 6.5% vs. 6.3% for the broad market. As of December 31, 1995, assets in the fund reached $398 million with 24 clients participating.

         Please give us a call if you have any questions on the enclosed.



                                                     Sincerely,



                                                     W. Curtis Livingston
                                                     President

                           WESTERN ASSET TRUST, INC.
                         FULL RANGE DURATION PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1995
                            (Amounts in Thousands)
                                  (Unaudited)

                                               Principal
                                                 Amount       Value
CORPORATE  BONDS AND NOTES - 23.7%
Fixed-rate  Securities  - 20.4%
Banking and Finance - 3.5%
     Equitable Companies Inc.
         Senior Note
         9%                    12/15/04        $ 4,260        $ 5,007
     Lehman Brothers Holdings
         8.5%                  8/1/15            4,500          5,008
     Paine Webber Group, Inc.
         Senior Note
         6.5%                  11/1/05           2,300          2,239
         7.625%                2/15/14           1,490          1,531
                                                               13,785
Food and Beverage - 1.6%
     RJR Nabisco, Inc.
         8.75%                 8/15/05             900            922
         8.75%                 7/15/07           5,530          5,640
                                                                6,562
Industrial -  7.7%
     Disney, Walt Co.
         Senior Note(F)
         2%                    3/1/00            2,700          2,970
     General Motors Corporation
         7.4%                  9/1/25            3,500          3,734
     ITT Corporation (New)
         6.75%                 11/15/05          1,920          1,928
         7.375%                11/15/15          2,670          2,699
     Loews Corporation
         Senior Note
         7.625%                6/1/23            7,209          7,443
     Nabisco, Inc.
         7.55%                 6/15/15           1,900          1,978
     TCI Communications Incorporated
         8.75%                 8/1/15            8,090          8,969

                           WESTERN ASSET TRUST, INC.
                         FULL RANGE DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                               Principal
                                                 Amount       Value
Fixed-rate Securities -  Continued
Industrial - Continued
     Time Warner Inc.
         9.125%                1/15/13         $  900         $  1,014
                                                                30,735
Media and Entertainment -  3.1%
     News America Holdings Incorporated
         7.75%                 12/1/45          6,500            6,584
     Time Warner Entertainment Company, L.P.
         8.375%                3/15/23          1,570            1,690
         Senior Note
         8.375%                7/15/33          3,950            4,216
                                                                12,490
Telecommunications -  2.2%
     Bell Telephone Co. CDA
         9.5%                  10/15/10         6,700            8,571

Transportation -  1.6%
     United Airlines, Inc.
         11.21%                5/1/14           4,900            6,486

Utilities -  0.7%
     System Energy Resources, Inc.
         7.43%                 1/15/11          2,808            2,796

Indexed Security(B) -  3.3%
     Ford Motor Credit Company
         5.33%                 3/14/97         12,995           12,982

Total Corporate Bonds and Notes
     (Identified Cost - $87,234)                                94,407

ASSET-BACKED SECURITIES -  1.2%
Fixed-rate Securities -  0.2%
     Midstate Trust II Class A-4
         9.625%                4/1/03             700              768
     Rural Housing Pass-through Certificate
         Series 1987-1
         3.33%                 4/1/26              79               73
                                                                   841

                                       3

                           WESTERN ASSET TRUST, INC.
                         FULL RANGE DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                               Principal
                                                 Amount          Value
Variable-rate Security(C) -  1.0%
     Mellon Bank Credit Card Master Trust
         Series 1995-A
         6.1275%               4/15/03         $ 3,700           $ 3,696

Total Asset-backed Securities
     (Identified Cost - $4,524)                                    4,537

MORTGAGE-BACKED SECURITIES -  4.2%
Fixed-rate Security -  0.2%
     Resolution Trust Corporation
         8.15%                 1/25/21             734               749

Variable-rate Securities(C) -  4.0%
     Resolution Trust Corporation
         6.742%                5/25/21           1,963             1,946
         7.1471%               10/25/21          3,303             3,146
         7.1965%               6/25/24           8,000             7,900
         7.5694%               10/25/28            308               297
         8.1372%               9/25/29           2,546             2,630
                                                                  15,919
Stripped Securities(D) - N.M.
     Structured Mortgage Asset Residential Trust
         Series 1991-8E
         0.1501%(1)            1/25/23          38,060               101

Total Mortgage-backed Securities
     (Identified Cost - $16,663)                                  16,769

MUNICIPAL BONDS -  2.3%
     Intermountain Power Agency Refunding Bond
         Series A
         5%                    7/1/23            5,000             4,634
     Salt River Project (AZ) Agricultural Improvement
         and Power District
         Series B
         5%                    1/1/29            5,000             4,490

Total Municipal Bonds
     (Identified Cost - $8,449)                                    9,124

                                       4

                           WESTERN ASSET TRUST, INC.
                         FULL RANGE DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                               Principal
                                                 Amount       Value
U.S. GOVERNMENT AND AGENCY
     OBLIGATIONS -  25.7%
Fixed-rate Securities -  21.3%
     United States Treasury Bonds
         12%                   8/15/13         $  2,810       $  4,330
         6.25%                 8/15/23           22,830         23,490
         7.625%                2/15/25            7,000          8,560
                                                                36,380
     United States Treasury Notes
         5.375%                11/30/97          25,000         25,082
         5.25%                 7/31/98           11,045         11,048
         5.75%                 8/15/03            1,895          1,918
         6.5%                  8/15/05            4,400          4,687
         5.875%                11/15/05           5,700          5,828
                                                                48,563
Variable-rate Security(C) -  0.1%
     Student Loan Marketing Association
         5.4%                  11/20/97             250            250
Stripped Securities(D) -  4.3%
     Federal National Mortgage Association
         0%(H, 2)              3/9/02             1,100          1,030

     Resolution Funding Corporation
         0%(E)                 1/15/17            3,222            851
         0%(E)                 4/15/17            2,426            632
         0%(2)                 10/15/19           7,260          1,606
         0%(2)                 7/15/20            6,750          1,424
         0%(2)                 10/15/20          17,650          3,673
                                                                 8,186
     Tennessee Valley Authority
         0%(1)                 11/1/19            3,064            657

     United States Treasury Bonds
         0%(2)                 5/15/17           23,133          6,178
         0%(2)                 8/15/20            4,800          1,045
                                                                 7,223
Total U.S. Government and Agency Obligations
     (Identified Cost - $96,278)                               102,289

                                       5

                           WESTERN ASSET TRUST, INC.
                         FULL RANGE DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                               Principal
                                                 Amount       Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     SECURITIES - 21.7%
Fixed-rate Securities - 19.5%
     Federal Home Loan Mortgage Corporation
         Pass-through
         8.25%                 8/1/01          $    130       $    134
         REMIC 1034 Class E
         8.4%                  1/15/05              276            279
         REMIC 1216 Class E
         7%                    3/15/05            2,100          2,156
         REMIC 1197 Class F
         6.75%                 10/15/05           1,000          1,013
         REMIC 170 Class B
         10%                   3/1/21             4,008            969
         Pass-through
         7%                    1/1/26            21,100         21,291
         Pass-through
         7.5%                  1/1/26             7,100          7,280
                                                                33,122
     Federal Housing Authority
         USGI #68
         7.43%                 3/1/21               342            346

     Federal National Mortgage Association
         REMIC 1992-94 Class E
         6.5%                  5/25/03            3,200          3,233
         REMIC 1989-55 Class E
         9%                    9/25/04            5,300          5,591
         REMIC 1992-22 Class G
         7%                    4/25/05            1,430          1,468
         REMIC 4 Class 2
         9.5%                  2/1/17               458            117
         REMIC 1989-2 Class D
         8.8%                  1/25/19            2,000          2,159
         REMIC 1990-75 Class M
         9.5%                  7/25/20            3,353          3,750
                                                                16,318

                           WESTERN ASSET TRUST, INC.
                         FULL RANGE DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                               Principal
                                                 Amount       Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     SECURITIES - Continued
     Government National Mortgage Association
         10%                   11/15/09        $      14      $    15
         7.5%                  1/20/25             9,702        9,881
         7%                    4/20/25            12,426       12,729
         7%                    5/20/25             5,117        5,242
                                                               27,867

Indexed Securities(B) -  1.0%
     Federal Home Loan Mortgage Corporation
         REMIC 1089 Class C
         Inverse Floater
         504.21%               6/15/21                85        1,105

     Federal National Mortgage Association
         REMIC 1993-183 Class FG
         6.216%                10/25/23            1,881        1,812
         REMIC 1993-189 Class S
         Inverse Floater
         6.90%                 10/25/23            1,072          728
                                                                2,540

Stripped Securities(D)-  1.2%
     Federal Home Loan Mortgage Corporation
         0%(2)                 7/15/22               695          556

     Federal National Mortgage Association
         708.16%(G, 1)         6/25/21                24          421
         0%(2)                 5/25/22             2,869        2,633
         0%(2)                 5/25/22             1,948        1,213
                                                                4,267

Total U.S. Government Agency Mortgage-backed Securities
     (Identified Cost - $84,706)                               86,121

YANKEE BONDS(A) -  2.2%
     Banque Paribas
         Subordinated Notes
         8.35%                 6/15/07             2,000        2,255
         6.875%                3/1/09              2,100        2,107

                           WESTERN ASSET TRUST, INC.
                         FULL RANGE DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                Principal
                                                  Amount      Value
YANKEE BONDS - Continued
     Hydro-Quebec
         8.875%                3/1/26           $    700      $    850
     YPF Sociedad Anonima
         7.5%                  10/26/02            3,633         3,677

Total Yankee Bonds
     (Identified Cost - $8,519)                                  8,889

SHORT-TERM INVESTMENTS -  25.1%
Notes -  3.2%
     Fifth Third Bank
         5.6%                  1/19/96            10,000        10,000
     Ford Motor Credit Company
         8%                    10/1/96             3,000         3,050
                                                                13,050
Commercial Paper -  4.2%
     General Electric Capital Corporation
         5.95%                 1/2/96              8,000         8,000
     General Motors Acceptance Corporation
         5.8%                  2/2/96              8,700         8,655
                                                                16,655

U. S. Government and Agency Obligations -  12.6%
     Federal National Mortgage Association
         5.5%                  1/31/96            24,200        24,089
     United States Treasury Bills
         5.395%                1/18/96             1,250         1,247(I)
         5.825%                3/7/96             25,000        24,733
                                                                50,069

Repurchase Agreement -  5.1%
     Merrill Lynch Government Securities, Inc.
         5.75% dated 12/29/95, to be repurchased
         at $20,187 on 1/2/96 (Collateral:
         $16,385 United States Treasury
         Bonds, 7.875% due 2/15/21, value
         $21,112)                                 20,174        20,174

                           WESTERN ASSET TRUST, INC.
                         FULL RANGE DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                Actual
                                               Contracts      Value
Option Purchased - N.M.
     Eurodollar Future Calls
         Jan. 96 Strike Price $94.50                206     $       88

Total Short-term Investments
     (Identified Cost - $100,020)                              100,036

Total Investments - 106.1%
     (Identified Cost -  $406,393)                          $  422,172

                                        Expiration             Actual          Appreciation/
                                           Date               Contracts       (Depreciation)
FUTURES CONTRACTS PURCHASED
Treasury Bond Futures                    March 96                  37           $        53

FUTURES CONTRACTS SOLD
Ten-year Treasury Note Futures           March 96                 103                  (126)
                                                                                $       (73)

   A Yankee Bond - Dollar-denominated bond issued in the U.S. by foreign entities.
   B Indexed Security - The rate of interest earned on the security is tied to an index such as the Cost of Funds Index (COFI), Constant Maturity Treasury Index (CMT) or London Interbank Offered Rate (LIBOR). The coupon rate shown is the rate at December 31, 1995.
   C The coupon rates shown on variable rate securities are the rates at December 31, 1995. These rates vary with the weighted average coupon of the underlying loans.
   D Stripped Security - A security with interest-only or principal-only payment streams, denoted by the superscript 1 and 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
   E Zero-coupon Bond - A bond with no periodic interest which is sold at such a discount so as to produce a current yield-to-maturity.
   F Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
   G  The coupon rate shown is the rate at December 31, 1995.
   H This particular zero-coupon bond is callable on March 9, 1997. If not called, interest will accrue at 7.89% until maturity.
   I  Collateral to cover futures sold.
N.M.  Not meaningful.

      See notes to financial statements.

                           WESTERN ASSET TRUST, INC.
                         FULL RANGE DURATION PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1995
                                  (Unaudited)

              Assets

Investments at value (Identified Cost - $406,392,667)               $422,171,771
Cash                                                                      62,852
Receivable for:
     Investments sold                                                 12,165,840
     Fund shares sold                                                      3,054
Interest receivable                                                    4,006,634
Other assets                                                               6,951
         Total assets                                                438,417,102

              Liabilities

Payable for:
     Investments purchased                                            40,272,753
     Futures variation margin                                             16,250
Due to adviser and administrator                                         126,286
         Total liabilities                                            40,415,289
Net assets                                                          $398,001,813

              Analysis of Net Assets

Common stock at par value $.001 per share, authorized
     100,000,000 shares; issued and outstanding 3,490,983 shares    $      3,491

Accumulated paid-in capital                                          381,408,088

Undistributed net investment income                                      386,363

Undistributed net realized gain on investments, options and futures      497,942

Unrealized appreciation of investments, options and futures           15,705,929

Net assets                                                          $398,001,813

Net asset value, offering price, and redemption price per share     $     114.01

See notes to financial statements.

                           WESTERN ASSET TRUST, INC.
                         FULL RANGE DURATION PORTFOLIO
                            STATEMENT OF OPERATIONS
                   For the Six Months Ended December 31, 1995
                                  (Unaudited)

Investment Income:
     Interest                                                                  $ 12,189,852

Expenses:
     Advisory fee                                                $  715,802
     Administrative fee                                              89,479
     Custodian fee                                                   55,120
     Registration fees                                               50,425
     Legal and audit fees                                            23,200
     Directors' fees                                                  8,700
     Reports to shareholders                                          3,655
     Transfer agent and shareholder servicing expense                 1,713
     Organization expense                                             1,541
     Other expenses                                                   7,277
                                                                    956,912
         Less fees waived                                           (62,152)
         Total expenses, net of waivers                                             894,760

Net Investment Income                                                            11,295,092

Net Realized and Unrealized Gain on Investments:
     Realized gain on investments, options and futures            6,780,424
     Unrealized appreciation of investments options and futures   5,123,174
Net Realized and Unrealized Gain on Investments                                  11,903,598

Increase in Net Assets Resulting from Operations                               $ 23,198,690

See notes to financial statements.

                           WESTERN ASSET TRUST, INC.
                         FULL RANGE DURATION PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                         For the Six         For the Year
                                                        Months Ended            Ended
                                                      December 31, 1995      June 30, 1995
                                                         (Unaudited)
Change in Net Assets:
Net investment income                                    $ 11,295,092         $ 16,815,006
Net realized gain (loss) on investments,
     options and futures                                    6,780,424            1,242,701
Increase in unrealized appreciation of
     investments, options and futures                       5,123,174           16,617,288
Change in net assets resulting from operations             23,198,690           34,674,995

Distributions to shareholders from:
     Net investment income                                (15,805,036)         (15,198,153)
     Net realized gain on investments                      (1,507,661)              -
Increase in net assets from Fund share transactions        55,342,140          111,337,423
     Change in net assets                                  61,228,133          130,814,265

Net Assets:

     Beginning of period                                  336,773,680          205,959,415

     End of period (including undistributed net
         investment income of $386,363
         and $4,896,307, respectively)                   $398,001,813         $336,773,680

See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                          FULL RANGE DURATION PORTFOLIO
                              Financial Highlights

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                        For the                           For the Years Ended June 30,
                                    Six Months Ended   --------------------------------------------------------
                                    December 31, 1995     1995       1994        1993       1992       1991(A)
                                    ---------------------------------------------------------------------------
                                       (Unaudited)
Per Share Operating
   Performance:
Net asset value, beginning of
   period                                $ 112.17      $ 105.02   $ 116.64    $ 112.04    $ 106.28    $ 100.00
                                      -------------------------------------------------------------------------

Net investment income(B)                     3.37          6.82       5.64        6.57        6.90        6.66
Net realized and unrealized
   gain (loss) on investments,
   options and futures contracts             3.80          7.19      (6.28)       8.71        8.72        4.28
                                      -------------------------------------------------------------------------
Total from investment operations             7.17         14.01      (0.64)      15.28       15.62       10.94
                                      -------------------------------------------------------------------------

Distributions to shareholders from:
   Net investment income                    (4.89)        (6.86)     (6.11)      (6.72)      (7.11)      (4.66)
   Net realized gain on investments         (0.44)          -        (4.87)      (3.96)      (2.75)        -
                                      -------------------------------------------------------------------------
Total distributions                         (5.33)        (6.86)    (10.98)     (10.68)      (9.86)      (4.66)
                                      -------------------------------------------------------------------------
Net asset value, end of period           $ 114.01      $ 112.17   $ 105.02    $ 116.64    $ 112.04    $ 106.28
                                      =========================================================================

Total return                                 6.54%(C)     14.12%     -0.89%      14.52%      15.61%      11.01%(C)

Ratios/Supplemental Data:
Ratio to average net assets:
   Expenses(B)                               0.50%(D)      0.50%      0.50%       0.50%       0.50%       0.65%(D)
   Net investment income(B)                   6.3%(D)       7.0%       6.0%        6.0%        6.8%        8.0%(D)

Portfolio turnover rate                    215.90%(D)    257.90%    272.49%     313.05%     299.65%     177.25%(D)
Net assets, end of
   period (in thousands)
                                         $398,002      $336,774   $205,959    $135,886     $92,892     $43,076

   A  For the period  September 4, 1990  (commencement of operations) to
      June 30, 1991.
   B  Net of investment  advisory fees waived  pursuant to voluntary expense
      limitations  of:  0.65%  through  June  30,  1991;  0.50%   thereafter,
      including a voluntary administrative expense waiver of 0.05%.
   C  Not annualized
   D  Annualized

      See notes to financial statements.

                           WESTERN ASSET TRUST, INC.
                         FULL RANGE DURATION PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


1.  Significant Accounting Policies:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust Full Range Duration Portfolio ("Fund"), a diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to September 4, 1990, other than those related to organizational matters.

Security Valuation

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

Options and Futures

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

Dividends to Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and increase or reduce interest income.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

Deferred Organizational Expense

Deferred   organizational   expenses  of  $45,572  are  being   amortized  on  a
straight-line basis over 5 years beginning on the date operations began.

Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

2.  Financial Instruments:

As part of the Fund's investment program, the Fund utilizes repurchase agreements, options and futures contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

Repurchase Agreements

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

Option Transactions

A call option on a bond or bond future gives the option holder the right to purchase a bond or bond future at a specified price until a certain date in exchange for a premium paid to the writer of the option. Risks arise from the possible illiquidity of the options market and from movements in underlying security values. During the six months ended December 31, 1995 no call options on bonds or bond futures were written by the Fund.

Futures

The Fund has entered into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at December 31, 1995 are described at the end of the "Portfolio of Investments", page 9.

3.  Portfolio Transactions:

Purchases  and  sales  of  portfolio  securities  (excluding  short-term,   U.S.
Government securities, written and purchased options and futures contracts) for the six months ended December 31, 1995, aggregated

$76,170,596  and  $66,103,974,   respectively.   Purchases  and  sales  of  U.S.
Government securities aggregated $251,170,165 and $246,302,645, respectively for the same period.

At December 31, 1995, the cost of securities for federal income tax purposes was $406,392,667. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,327,352 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $621,423.


4.  Fund Share Transactions:

At December 31, 1995, there were 100,000,000 Fund shares authorized at $.001 par value. Transactions in Fund shares were as follows:

                                       For the Six Months               For the Year
                                             Ended                         Ended
                                        December 31, 1995              June 30, 1995
                                       Shares       Amount          Shares        Amount
Sold                                  405,376    $46,101,873      1,016,478    $109,120,297
Reinvestment of distributions         150,160     16,808,278        147,507      15,198,150
Repurchased                           (66,770)    (7,568,011)      (122,879)    (12,981,024)
---------------------------------------------------------------------------------------------
     Net increase                     488,766    $55,342,140      1,041,106    $111,337,423
=============================================================================================

5.  Transactions with Affiliates:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated, ("Legg Mason") a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.10% of average daily net assets of the Fund. Effective July 1, 1991, the Administrator voluntarily agreed to indefinitely limit its annual fee to 0.05% of the Fund's average daily net assets.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.40% of average daily net assets of the Fund. Effective July 1, 1991, the Adviser voluntarily agreed to indefinitely waive its fees and reimburse the Fund to the extent necessary to limit the total expenses to an annual rate of 0.50% of the Fund's average daily net assets. Pursuant to this agreement, advisory fees of $62,152 were waived for the six months ended December 31, 1995.